CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,217,492	$ 1,312,773
Less: Pledged deposits	(583)	(357)
Time deposits	(757,632)	(34,703)
Cash and cash equivalents	459,277	1,277,713	$ 963,470	$ 786,031
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	439,687	1,254,969
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	12,140	12,675
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 7,450	$ 10,069